Note 4 - Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]

NOTE 4.  Balance Sheet Components

(a)	Cash, Cash Equivalents and Short-Term Investments

Cash, cash equivalents and investments consisted of the following (in thousands):

	Amortized	Gross Unrealized		Estimated	Cash and Cash	Short-Term
	Cost	Gains	Losses	Fair Value	Equivalents	Investments
March 31, 2026
Cash at banks	$3,837	$—	$—	$3,837	$3,837	$—
Money market funds	44,121	—	—	44,121	44,121	—
U.S. Treasury securities	4,190	—	(2)	4,188	2,788	1,400
Commercial paper	8,881	—	(5)	8,876	—	8,876
Total	$61,029	$—	$(7)	$61,022	$50,746	$10,276

	Amortized	Gross Unrealized		Estimated	Cash and Cash	Short-Term
	Cost	Gains	Losses	Fair Value	Equivalents	Investments
December 31, 2025
Cash at banks	$3,583	$—	$—	$3,583	$3,583	$—
Money market funds	46,164	—	—	46,164	46,164	—
U.S. Treasury securities	14,063	1	(4)	14,060	4,067	9,993
Total	$63,810	$1	$(4)	$63,807	$53,814	$9,993

As of March 31, 2026 and December 31, 2025, all investments were available-for-sale debt securities with remaining maturities of 12 months or less. As of  March 31, 2026 and  December 31, 2025, the Company held 9 and 4 securities, respectively, in an unrealized loss position for 12 months or less. Interest receivable as of March 31, 2026 and December 31, 2025, was $0.1 million and $0.2 million, respectively, and is recorded as a component of prepaid expenses and other current assets on the condensed consolidated balance sheets.

At each reporting date, the Company performs an evaluation of impairment to determine if any unrealized losses are due to credit-related factors. The Company records an allowance for credit losses when unrealized losses are due to credit-related factors. Factors considered when evaluating available-for-sale investments for impairment include the severity of the impairment, changes in underlying credit ratings, the financial condition of the issuer, the probability that the scheduled cash payments will continue to be made and the Company’s intent and ability to hold the investment until recovery of the amortized cost basis. The Company has the ability, if necessary, to liquidate any of its cash equivalents and marketable securities to meet its liquidity needs.

As of  March 31, 2026 and December 31, 2025, there were no material declines in the market value of the Company’s available-for-sale investments due to credit-related factors. The Company does not intend to sell the investments, and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis. As of  March 31, 2026 and December 31, 2025, no allowance for credit losses was recorded and the Company did not recognize any impairment losses related to investments.

(b)	Accounts Receivable

As of  March 31, 2026, accounts receivable consisted of $7.1 million of government contract receivable from the 2024 ATI-RRPV Contract. As of  December 31, 2025, accounts receivable of $14.6 million consisted of $14.2 million of government contract receivables from HHS BARDA and $0.3 million royalty receivable. See Note 5.

The Company has provided no allowance for credit losses as of  March 31, 2026 and December 31, 2025 based on historical collection experience, customer creditworthiness, the age of accounts receivable balances, regulatory changes and current economic conditions and trends that  may affect a customer’s ability to pay.

(c)	Unbilled Receivable from Government Contracts

Unbilled receivable, which was earned and not yet billed, consists of government contracts from HHS BARDA of $50.4 million and $36.8 million as of March 31, 2026 and December 31, 2025, respectively, as detailed in Note 5.

(d)	Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	March 31, 2026	December 31, 2025

Prepaid clinical and manufacturing expenses	$10,869	$18,920
Prepaid insurance	98	168
Prepaid rent	562	539
Other prepaid	965	677
Other current assets	614	667
Prepaid expenses and other current assets	$13,108	$20,971

As of March 31, 2026 there was a significant concentration by one contract research organization (“CRO”), which represented 83% of the Company’s total prepaid expenses balance. As of  December 31, 2025, there was a significant concentration by one CRO, which represented 90% of the Company’s total prepaid expenses balance.

(e)	Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	March 31, 2026	December 31, 2025

Laboratory equipment	$13,963	$14,005
Office and computer equipment	1,158	1,142
Leasehold improvements	3,929	3,929
Construction in progress	335	158
Total property and equipment	19,385	19,234
Less: accumulated depreciation	(14,558)	(13,801)
Property and equipment, net	$4,827	$5,433

Depreciation expense was $0.9 million for each of the three months ended  March 31, 2026 and 2025. There were no impairments of the Company’s property and equipment recorded in the three months ended March 31, 2026 and 2025.

(f)	Prepaid Clinical Services, Long-Term

Prepaid clinical services, long-term was $25.2 million as of March 31, 2026 and  December 31, 2025. The long-term prepaid clinical services represent amounts the Company has paid to a single CRO as a vendor deposit that will be utilized in more than one year.

(g)	Right-of-Use Assets, Net

Right-of-use assets, net comprises facilities of $10.6 million and $11.4 million as of March 31, 2026 and December 31, 2025, respectively.

(h)	Intangible Assets, Net

Intangible assets are comprised of developed technology and intellectual property. Intangible assets are carried at cost less accumulated amortization. As of March 31, 2026, developed technology and intellectual property had remaining lives of 3.6 years and 1.8 years, respectively. As of March 31, 2026, there have been no indicators of impairment.

Intangible assets consist of the following (in thousands):

	March 31, 2026	December 31, 2025

Developed technology	$5,000	$5,000
Intellectual property	80	80
Total cost	5,080	5,080
Less: accumulated amortization	(2,437)	(2,254)
Intangible assets, net	$2,643	$2,826

Intangible asset amortization expense was $0.2 million for each of the three months ended March 31, 2026 and 2025.

As of March 31, 2026, the estimated future amortization expense by year is as follows (in thousands):

Year Ending December 31,	Amount
2026 (nine months remaining)	$549
2027	731
2028	727
2029	636
Total	$2,643

(i)	Goodwill

Goodwill, which represents the excess of the purchase price over the fair value of assets acquired, was $4.5 million as of  March 31, 2026 and December 31, 2025. As of March 31, 2026, there have been no indicators of impairment.

(j)	Accounts Payable

Accounts payable were $24.2 million and $21.5 million as of March 31, 2026 and December 31, 2025, respectively. As of March 31, 2026, there was a significant concentration by one CRO and one analytical testing vendor, which represented 95% of the Company’s total accounts payable balance. As of  December 31, 2025, there was a significant concentration by one CRO and one analytical testing vendor, which represented 94% of the Company’s total accounts payable balance.

(k)	Deferred Government Revenue

Deferred government revenue represents amounts received from HHS BARDA contracts where the earnings process is not yet complete. The Company will recognize deferred government revenue once the earnings process is complete, in accordance with its revenue recognition policies.

The following table represents the Company's deferred government revenue (in thousands):

	March 31, 2026	December 31, 2025

Balance at beginning of period	$68	$65,400
Revenue recognized	(45)	(65,513)
Amounts collected or invoiced	—	181
Balance at end of period	$23	$68

Amounts collected or invoiced during the three months ended March 31, 2026 and year ended December 31, 2025, primarily relate to amounts received on the 2024 ATI-RRPV Contract (as defined in Note 5), but for which revenue cannot yet be recognized due to contractual milestones not being achieved.

(l)	Deferred Collaboration Revenue

Deferred collaboration revenue represents amounts received from the 2025 License and Collaboration Agreement with Dynavax Technologies Corporation, a Sanofi company ("Dynavax"), entered into in November 2025 (as defined in Note 5), where the earnings process is not yet complete. The Company will recognize deferred collaboration revenue once the earnings process is complete, in accordance with its revenue recognition policies.

The following table represents the Company's deferred collaboration revenue (in thousands):

	March 31, 2026	December 31, 2025

Balance at beginning of period	$14,976	$—
Revenue recognized for collaboration	(2,815)	(2,108)
Amounts collected or invoiced	—	17,084
Total deferred collaboration revenue	12,161	14,976
Current portion	(11,716)	(12,952)
Long-term portion	$445	$2,024

(m)	Other Accrued Current Liabilities

Other accrued current liabilities consist of the following (in thousands):

	March 31, 2026	December 31, 2025

Accrued compensation	$2,259	$4,244
Accrued clinical and manufacturing expenses	32,728	42,455
Accrued professional and consulting services	718	552
Other liabilities, current portion	821	628
Total	$36,526	$47,879

As of March 31, 2026 and December 31, 2025, there was a significant concentration by one CRO, which represented 83% and 79% of the Company’s total other accrued liabilities balances, respectively.

NOTE 4.  Balance Sheet Components

(a)     Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents and investments consisted of the following (in thousands):

	Amortized	Gross Unrealized		Estimated	Cash and Cash	Short-Term
	Cost	Gains	Losses	Fair Value	Equivalents	Investments
December 31, 2025
Cash at banks	$3,583	$—	$—	$3,583	$3,583	$—
Money market funds	46,164	—	—	46,164	46,164	—
U.S. Treasury securities	14,063	1	(4)	14,060	4,067	9,993
Total	$63,810	$1	$(4)	$63,807	$53,814	$9,993

	Amortized	Gross Unrealized		Estimated	Cash and Cash	Short-Term
	Cost	Gains	Losses	Fair Value	Equivalents	Investments
December 31, 2024
Cash at banks	$8,740	$—	$—	$8,740	$8,740	$—
Money market funds	16,489	—	—	16,489	16,489	—
U.S. Treasury securities	23,802	7	(4)	23,805	—	23,805
Commercial paper	2,688	1	—	2,689	—	2,689
Total	$51,719	$8	$(4)	$51,723	$25,229	$26,494

As of December 31, 2025 and 2024, all investments were available-for-sale debt securities with remaining maturities of 12 months or less. As of  December 31, 2025 and 2024, the Company held 4 and 5 securities, respectively, in an unrealized loss position for 12 months or less. Interest receivable as of December 31, 2025 and 2024, was $0.2 million and $0.2 million, respectively, and is recorded as a component of prepaid expenses and other current assets on the consolidated balance sheets.

At each reporting date, the Company performs an evaluation of impairment to determine if any unrealized losses are due to credit-related factors. The Company records an allowance for credit losses when unrealized losses are due to credit-related factors. Factors considered when evaluating available-for-sale investments for impairment include the severity of the impairment, changes in underlying credit ratings, the financial condition of the issuer, the probability that the scheduled cash payments will continue to be made and the Company’s intent and ability to hold the investment until recovery of the amortized cost basis. The Company has the ability, if necessary, to liquidate any of its cash equivalents and marketable securities to meet its liquidity needs.

As of  December 31, 2025 and 2024, there were no material declines in the market value of the Company’s available-for-sale investments due to credit-related factors. The Company does not intend to sell the investments, and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost basis. As of  December 31, 2025 and 2024, no allowance for credit losses was recorded and the Company did not recognize any impairment losses related to investments.

(b)     Accounts Receivable

As of December 31, 2025 accounts receivable of $14.6 million consisted of $14.2 million of government contract receivable from 2024 ATI-RRPV Contract and $0.3 million of royalty receivable. As of December 31, 2024, accounts receivable balance of $5.7 million consisted of $2.7 million of government contract receivables from HHS BARDA and $3.0 million royalty receivable. See Note 5.

The Company has provided no allowance for credit losses as of  December 31, 2025 and 2024 based on historical collection experience, customer credit worthiness, the age of accounts receivable balances, regulatory changes and current economic conditions and trends that  may affect a customer’s ability to pay.

(c)     Unbilled Receivable from Government Contracts

Unbilled receivable, which was earned and not yet billed, consists of government contracts from HHS BARDA of $36.8 million and $6.2 million as of December 31, 2025 and 2024, respectively, as detailed in Note 5.

(d)     Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31, 2025	December 31, 2024

Prepaid clinical and manufacturing expenses	$18,920	$1,998
Prepaid insurance	168	282
Prepaid rent	539	521
Other prepaid	677	1,449
Other current assets	667	318
Prepaid expenses and other current assets	$20,971	$4,568

As of December 31, 2025, there was a significant concentration by one contract research organization (“CRO”), which represented 90% of the Company’s total prepaid expenses balance. As of  December 31, 2024, there was a significant concentration by one CRO, which represented 28% of the Company’s total prepaid expenses balance.

(e)     Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	December 31, 2025	December 31, 2024

Laboratory equipment	$14,005	$13,806
Office and computer equipment	1,142	1,140
Leasehold improvements	3,929	4,107
Construction in progress	158	160
Total property and equipment	19,234	19,213
Less: accumulated depreciation	(13,801)	(10,508)
Property and equipment, net	$5,433	$8,705

Depreciation expense was $3.5 million, and $3.7 million for the years ended December 31, 2025 and 2024, respectively. There were no impairments of the Company’s property and equipment recorded for the years ended  December 31, 2025 and 2024.

(f)     Prepaid Clinical Services, Long-Term

Prepaid clinical services, long-term were $25.2 million and $60.1 million for the years ended  December 31, 2025 and 2024, respectively. The long-term prepaid clinical services represent amounts the Company has paid to a single CRO as a vendor deposit that will be utilized in more than one year.

(g)     Right-of-Use Assets, Net

Right-of-use assets, net comprises facilities of $11.4 million and $20.4 million as of  December 31, 2025 and 2024, respectively.

(h)     Intangible Assets, Net

Intangible assets are comprised of developed technology and intellectual property. Intangible assets are carried at cost less accumulated amortization. As of December 31, 2025, developed technology and intellectual property had remaining lives of 3.9 years and 2.0 years, respectively. In each of the years ended  December 31, 2025 and 2024, there have been no indicators of impairment.

Intangible assets consist of the following (in thousands):

	December 31, 2025	December 31, 2024

Developed technology	$5,000	$5,000
Intellectual property	80	80
Total cost	5,080	5,080
Less: accumulated amortization	(2,254)	(1,523)
Intangible assets, net	$2,826	$3,557

Intangible asset amortization expense was $0.7 million for each of the years ended  December 31, 2025 and 2024.

As of December 31, 2025, the estimated future amortization expense by year is as follows (in thousands):

Year Ending December 31,	Amount
2026	$732
2027	731
2028	727
2029	636
Total	$2,826

(i)     Goodwill

Goodwill, which represents the excess of the purchase price over the fair value of assets acquired, was $4.5 million as of  December 31, 2025 and 2024. As of December 31, 2025 and 2024, there have been no indicators of impairment.

(j)     Accounts Payable

Accounts payable were $21.5 million and $7.0 million as of December 31, 2025 and 2024, respectively. As of December 31, 2025, there was a significant concentration by one CRO and one analytical testing vendor, which represented 94% of the Company’s total accounts payable balance. As of  December 31, 2024, there was a significant concentration by one CRO, which represented 67% of the Company’s total accounts payable balance.

(k)     Deferred Government Revenue

Deferred government revenue represents amounts received from HHS BARDA contracts, consisting of the 2024 ASPR-BARDA Contract (as defined in Note 5) and the 2024 ATI-RRPV Contract (as defined in Note 5) where the earnings process is not yet complete. The Company will recognize deferred government revenue once the earnings process is complete, in accordance with its revenue recognition policies.

The following table represents the Company's deferred government revenue (in thousands):

	December 31, 2025	December 31, 2024

Balance at beginning of period	$65,400	$—
Revenue recognized	(65,513)	—
Amounts collected or invoiced	181	65,400
Balance at end of period	$68	$65,400

Amounts collected or invoiced during the year ended December 31, 2025 primarily relate to amounts received on the 2024 ATI-RRPV Contract (as defined in Note 5) but for which revenue cannot yet be recognized due to contractual milestones not being achieved.

(l)     Deferred Collaboration Revenue

Deferred collaboration revenue represents amounts received from the 2025 License and Collaboration Agreement with Dynavax, entered into in November 2025 (as defined in Note 5), where the earnings process is not yet complete. The Company will recognize deferred collaboration revenue once the earnings process is complete, in accordance with its revenue recognition policies.

The following table represents the Company's deferred collaboration revenue (in thousands):

December 31, 2025

Balance at beginning of period	$—
Revenue recognized for collaboration	(2,108)
Amounts collected or invoiced	17,084
Total deferred collaboration revenue	14,976
Current portion	(12,952)
Long-term portion	$2,024

(m)     Other Accrued Liabilities

Other accrued liabilities consist of the following (in thousands):

	December 31, 2025	December 31, 2024

Accrued compensation	$4,244	$5,087
Accrued clinical and manufacturing expenses	42,455	5,134
Accrued professional and consulting services	552	623
Other liabilities, current portion	628	534
Total	$47,879	$11,378

As of December 31, 2025 and 2024, there was a significant concentration by one CRO, which represented 79% and 42% of the Company’s total other accrued liabilities balances, respectively.